Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments

7.	Financial Instruments

A. Selected Financial Assets and Liabilities

Information about certain of our financial assets and liabilities follows:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010

Selected financial assets measured at fair value on a recurring basis(a):
Trading securities(b)	$ 154	$ 173
Available-for-sale debt securities(c)	29,179	32,699
Available-for-sale money market funds(d)	1,370	1,217
Available-for-sale equity securities, excluding money market funds(c)	317	230
Derivative financial instruments in receivable positions(e):
Interest rate swaps	1,033	603
Foreign currency forward-exchange contracts	349	494
Foreign currency swaps	17	128

Total	32,419	35,544

Other selected financial assets(f):
Held-to-maturity debt securities, carried at amortized cost(c)	1,155	1,178
Private equity securities, carried as equity method or at cost(g)	1,020	1,134
Short-term loans, carried at cost(h)	51	467
Long-term loans, carried at cost(h)	381	299

Total	2,607	3,078

Total selected financial assets	$35,026	$38,622

Financial liabilities measured at fair value on a recurring basis(a):
Derivative financial instruments in a liability position(i):
Foreign currency swaps	$ 1,396	$ 623
Foreign currency forward-exchange contracts	355	257
Interest rate swaps	14	4

Total	1,765	884

Other financial liabilities(j):
Short-term borrowings, carried at historical proceeds, as adjusted(f), (k)	4,018	5,603
Long-term debt, carried at historical proceeds, as adjusted(l), (m)	34,931	38,410

Total	38,949	44,013

Total selected financial liabilities	$40,714	$44,897

(a)

Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value). All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except that included in available-for-sale equity securities, excluding money market funds, are $85 million as of December 31, 2011 and $105 million as of December 31, 2010 of investments that use Level 1 inputs in the calculation of fair value, and $25 million as of December 31, 2011 that use Level 3 inputs.

(b)	Trading securities are held in trust for legacy business acquisition severance benefits.
(c)	Gross unrealized gains and losses are not significant.
(d)

Includes approximately $625 million as of December 31, 2011 and December 31, 2010 of money market funds held in escrow to secure certain of Wyeth’s payment obligations under its 1999 Nationwide Class Action Settlement Agreement, which relates to litigation against Wyeth concerning its former weight-loss products, Redux and Pondimin.

(e)

Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $169 million and interest rate swaps with fair values of $8 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $326 million and foreign currency swaps with fair values of $17 million at December 31, 2010.

(f)

The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.

(g)	Our private equity securities represent investments in the life sciences sector.
(h)	Our short-term and long-term loans are due from companies with highly rated securities (Standard & Poor’s (S&P) ratings that are virtually all AA or better).
(i)

Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $123 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $186 million and foreign currency swaps with fair values of $93 million at December 31, 2010.

(j)	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
(k)	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
(l)	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
(m)	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. Significant Accounting Policies: Fair Value. For a description of the risks associated with estimates and assumptions, see Note 1C. Significant Accounting Policies: Estimates and Assumptions.

Specifically, the following methods and assumptions were used to estimate the fair value of our financial assets and liabilities:

•	Trading equity securities—quoted market prices.

•	Trading debt securities—observable market interest rates.

•	Available-for-sale debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves.

•	Available-for-sale money market funds—observable Net Asset Value prices.

•	Available-for-sale equity securities, excluding money market funds—third-party pricing services that principally use a composite of observable prices.

•

Derivative financial instruments (assets and liabilities)—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data. Where applicable, these models discount future cash flow amounts using market-based observable inputs, including interest rate yield curves, and forward and spot prices for currencies. The credit risk impact to our derivative financial instruments was not significant.

•	Held-to-maturity debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves.

•

Private equity securities, excluding equity-method investments—application of the implied volatility associated with an observable biotech index to the carrying amount of our portfolio and, to a lesser extent, performance multiples of comparable securities adjusted for company-specific information.

•

Short-term and long-term loans—third-party model that discounts future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

•	Short-term borrowings and long-term debt—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and our own credit rating.

In addition, we have long-term receivables where the determination of fair value employs discounted future cash flows, using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness. Our procedures can include, for example, referencing other third-party pricing models, monitoring key observable inputs (like LIBOR interest rates) and selectively performing test-comparisons of values with actual sales of financial instruments.

The selected financial assets and liabilities are presented in our consolidated balance sheets as follows:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010

Assets
Cash and cash equivalents	$ 900	$ 906
Short-term investments	23,219	26,277
Short-term loans	51	467
Long-term investments and loans	9,457	9,747
Taxes and other current assets(a)	357	515
Taxes and other noncurrent assets(b)	1,042	710

Total	$35,026	$38,622

Liabilities
Short-term borrowings, including current portion of long-term debt	$4,018	$ 5,603
Other current liabilities(c)	459	339
Long-term debt	34,931	38,410
Other noncurrent liabilities(d)	1,306	545

Total	$40,714	$44,897

(a)

As of December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million) and, as of December 31, 2010, include foreign currency forward-exchange contracts ($494 million) and foreign currency swaps ($21 million).

(b)

As of December 31, 2011, derivative instruments at fair value include interest rate swaps ($1.0 billion) and foreign currency swaps ($17 million) and, as of December 31, 2010, include interest rate swaps ($603 million) and foreign currency swaps ($107 million).

(c)

At December 31, 2011, derivative instruments at fair value include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million) and, at December 31, 2010, include foreign currency forward-exchange contracts ($257 million), foreign currency swaps ($79 million) and interest rate swaps ($3 million).

(d)

At December 31, 2011, derivative instruments at fair value include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million) and, at December 31, 2010, include foreign currency swaps ($544 million) and interest rate swaps ($1 million).

There were no significant impairments of financial assets recognized in any period presented.

B. Investments in Debt Securities

The contractual maturities of the available-for-sale and held-to-maturity debt securities follow:

	YEARS
(MILLIONS OF DOLLARS)	WITHIN 1	OVER 1 TO 5	OVER 5 TO 10	TOTAL AS OF DECEMBER 31, 2011

Available-for-sale debt securities:
Western European, Scandinavian and other government debt	$ 9,895	$1,177	$ ––	$11,072
Corporate debt(a)	3,921	2,321	284	6,526
U.S. Government debt	5,431	––	257	5,688
Supranational debt	1,872	433	––	2,305
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	––	2,225	9	2,234
Western European and other government agency debt	1,101	253	––	1,354
Held-to-maturity debt securities:
Certificates of deposit and other	1,150	5	––	1,155

Total debt securities	$23,370	$6,414	$550	$30,334

(a)	Primarily issued by above-investment-grade institutions in the financial services sector.

C. Short-Term Borrowings

Short-term borrowings include amounts for commercial paper of $2.7 billion as of December 31, 2011, and $1.2 billion as of December 31, 2010. The weighted-average effective interest rate on short-term borrowings outstanding was 0.2% as of December 31, 2011, and 2.8% as of December 31, 2010.

As of December 31, 2011, we had access to $9.4 billion of lines of credit, of which $2.3 billion expire within one year. Of these lines of credit, $8.6 billion are unused, of which our lenders have committed to loan us $7.5 billion at our request. Also, $7.0 billion of our unused lines of credit, all of which expire in 2016, may be used to support our commercial paper borrowings.

D. Long-Term Debt

The components of our long-term debt follow:

		AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	MATURITY DATE	2011	2010

Senior unsecured notes:
6.20%(a)	March 2019	$ 3,248	$ 3,247
5.35%(a)	March 2015	3,069	3,000
7.20%(a)	March 2039	2,948	2,564
4.75% euro(b)	June 2016	2,583	2,665
5.75% euro(b)	June 2021	2,581	2,662
3.625% euro(b)	June 2013	2,392	2,466
6.50% U.K. pound(b)	June 2038	2,306	2,306
5.95%	April 2037	2,088	2,089
5.50%	February 2014	1,893	1,921
5.50%	March 2013	1,564	1,608
4.55% euro	May 2017	1,325	1,322
4.75% euro	December 2014	1,266	1,302
5.50%	February 2016	1,061	1,074
4.45%(c)	March 2012	––	3,543
Notes and other debt with a weighted-average interest rate of 5.28%(d)	2012–2018	2,302	2,342
Notes and other debt with a weighted-average interest rate of 6.51%(e)	2021–2036	3,440	3,464
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.48%(f)	2014-2016	865	835

Total long-term debt		$34,931	$38,410

Current portion not included above		$6	$ 3,502

(a)

Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(b)

Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.

(c)	At December 31, 2011, the note was called.
(d)	Contains debt issuances with a weighted-average maturity of approximately 5 years.
(e)	Contains debt issuances with a weighted-average maturity of approximately 18 years.
(f)	Contains debt issuances with a weighted-average maturity of approximately 4 years.

Long-t	erm debt outstanding as of December 31, 2011 matures in the following years:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	AFTER 2016	TOTAL

Maturities	$3,964	$3,987	$3,074	$4,500	$19,406	$34,931

In March 2007, we filed a securities registration statement with the SEC. The registration statement was filed under the automatic shelf registration process available to “well–known seasoned issuers” and expired in March 2010. On March 24, 2009, in order to partially finance our acquisition of Wyeth, we issued $13.5 billion of senior unsecured notes under this registration statement. On June 3, 2009, also in order to partially finance our acquisition of Wyeth, we issued approximately $10.5 billion of senior unsecured notes in a private placement pursuant to Regulation S under the Securities Act of 1933, as amended (Securities Act of 1933). The notes issued on June 3, 2009 have not been and will not be registered under the Securities Act of 1933 and, subject to certain exceptions, may not be sold, offered or delivered within the U.S. to, or for the account or benefit of, U.S. persons.

E.	Derivative Financial Instruments and Hedging Activities

Foreign Exchange Risk

A significant portion of our revenues, earnings and net investments in foreign affiliates is exposed to changes in foreign exchange rates. We seek to manage our foreign exchange risk, in part, through operational means, including managing expected same-currency revenues in relation to same-currency costs and same-currency assets in relation to same-currency liabilities. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments and foreign currency debt. These financial instruments serve to protect net income and net investments against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The aggregate notional amount of foreign exchange derivative financial instruments hedging or offsetting foreign currency exposures is $48.1 billion. The derivative financial instruments primarily hedge or offset exposures in the euro, Japanese yen and U.K. pound. The maximum length of time over which we are hedging future foreign exchange cash flows relates to our $2.3 billion U.K. pound debt maturing in 2038.

All derivative contracts used to manage foreign currency risk are measured at fair value and are reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings or in Other comprehensive income/(loss), depending on the nature and purpose of the financial instrument (offset or hedge relationship) and the effectiveness of the hedge relationships, as follows:

•	We record in Other comprehensive income/(loss) the effective portion of the gains or losses on foreign currency forward-exchange contracts and foreign currency swaps that are designated as cash flow hedges and reclassify those amounts, as appropriate, into earnings in the same period or periods during which the hedged transaction affects earnings.

•	We recognize the gains and losses on forward-exchange contracts and foreign currency swaps that are used to offset the same foreign currency assets or liabilities immediately into earnings along with the earnings impact of the items they generally offset. These contracts essentially take the opposite currency position of that reflected in the month-end balance sheet to counterbalance the effect of any currency movement.

•	We recognize the gain and loss impact on foreign currency swaps designated as hedges of our net investments in earnings in three ways: over time—for the periodic net swap payments; immediately—to the extent of any change in the difference between the foreign exchange spot rate and forward rate; and upon sale or substantial liquidation of our net investments—to the extent of change in the foreign exchange spot rates.

•	We record in Other comprehensive income/(loss) the foreign exchange gains and losses related to foreign exchange-denominated debt designated as a hedge of our net investments in foreign subsidiaries and reclassify those amounts into earnings upon the sale or substantial liquidation of our net investments.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

Interest Rate Risk

Our interest-bearing investments, loans and borrowings are subject to interest rate risk. We seek to invest and loan primarily on a short-term or variable-rate basis; however, in light of current market conditions, we currently borrow primarily on a long-term, fixed-rate basis. From time to time, depending on market conditions, we will change the profile of our outstanding debt by entering into derivative financial instruments like interest rate swaps.

We entered into derivative financial instruments to hedge or offset the fixed interest rates on the hedged item, matching the amount and timing of the hedged item. The aggregate notional amount of interest rate derivative financial instruments is $10.6 billion. The derivative financial instruments primarily hedge U.S. dollar and euro fixed-rate debt.

All derivative contracts used to manage interest rate risk are measured at fair value and reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings, as follows:

•	We recognize the gains and losses on interest rate swaps that are designated as fair value hedges in earnings upon the recognition of the change in fair value of the hedged risk. We recognize the offsetting earnings impact of fixed-rate debt attributable to the hedged risk also in earnings.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

Information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk follows:

	AMOUNT OF GAINS/(LOSSES) RECOGNIZED IN OID(a), (b), (c)		AMOUNT OF GAINS/(LOSSES) RECOGNIZED IN OCI (EFFECTIVE PORTION)(a), (d)		AMOUNT OF GAINS/(LOSSES) RECLASSIFIED FROM OCI INTO OID (EFFECTIVE PORTION)(a), (d)
(MILLIONS OF DOLLARS)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010

Derivative Financial Instruments in Cash Flow Hedge Relationships
Foreign currency swaps	$ ––	$ ––	$ (496)	$(1,054)	$(243)	$(704)
Derivative Financial Instruments in Net Investment Hedge Relationships
Foreign currency swaps	7	(1)	(1,059)	(97)	––	––
Derivative Financial Instruments Not Designated as Hedges
Foreign currency forward-exchange contracts	(260)	(454)	––	––	––	––
Foreign currency swaps	106	20	––	––	––	––
Non-Derivative Financial Instruments in Net Investment Hedge Relationships
Foreign currency short-term borrowings	––	––	940	(241)	––	––
Foreign currency long-term debt	––	––	(41)	(91)	––	––
All other, net	15	1	(4)	(6)	4	2

Total	$(132)	$(434)	$ (660)	$(1,489)	$(239)	$(702)

(a)

OID = Other (income)/deductions––net, included in the income statement account, Other deductions—net. OCI = Other comprehensive income/(loss), included in the balance sheet account Accumulated other comprehensive loss.

(b)	Also includes gains and losses attributable to the hedged risk in fair value hedged relationships.
(c)	There was no significant ineffectiveness for any of the periods presented.
(d)

Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)–derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––currency translation adjustment and other.

For information about the fair value of our derivative financial instruments, and the impact on our consolidated balance sheet, see Note 7A. Financial Instruments: Selected Financial Assets and Liabilities. Certain of our derivative instruments are covered by associated credit-support agreements that have credit-risk-related contingent features designed to reduce our counterparties’ exposure to our risk of defaulting on amounts owed. The aggregate fair value of these derivative instruments that are in a liability position is $502 million, for which we have posted collateral of $555 million in the normal course of business. These features include the requirement to pay additional collateral in the event of a downgrade in our debt ratings. If there had been a downgrade to below an A rating by S&P or the equivalent rating by Moody’s Investors Service, on December 31, 2011, we would have been required to post an additional $46 million of collateral to our counterparties. The collateral advanced receivables are reported in Cash and cash equivalents.

F. Credit Risk

On an ongoing basis, we review the creditworthiness of counterparties to our foreign exchange and interest rate agreements and do not expect to incur a significant loss from failure of any counterparties to perform under the agreements. There are no significant concentrations of credit risk related to our financial instruments with any individual counterparty. As of December 31, 2011, we had $2.8 billion due from a well-diversified, highly rated group (S&P ratings of mostly A+ or better) of bank counterparties around the world. See Note 7B. Financial Instruments: Investment in Debt Securities for a distribution of our investments.

In general, there is no requirement for collateral from customers. However, derivative financial instruments are executed under master netting agreements with financial institutions. These agreements contain provisions that provide for the ability for collateral payments, depending on levels of exposure, our credit rating and the credit rating of the counterparty. As of December 31, 2011, we received cash collateral of $491 million against various counterparties. The collateral primarily supports the approximate fair value of our derivative contracts. With respect to the collateral received, the obligations are reported in Short-term borrowings, including current portion of long-term debt.